NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021
Short-term Debt [Line Items]
Cash received		$ 70,000
Purchase of common stock warrants		25,915,437		4,236,111	5,000,000
Share Price				$ 0.114
Thirteen Notes [Member]
Short-term Debt [Line Items]
Debt notes converted into shares of common stock	10,937,499
Two Notes Payable [Member]
Short-term Debt [Line Items]
Debt face amount	$ 137,500		$ 568,750
Original issue discount, percentage	25.00%
Cash received	$ 110,000
Maturity term	6 months
Maturity extension description	The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Purchase of common stock warrants	1,100,000		4,550,000
Debt discount amount	$ 9,533
Two Notes Payable [Member] | Series C Preferred Stock [Member]
Short-term Debt [Line Items]
Issued and outstanding common stock shares, percentage	9.24%
Thirteen Notes Payable [Member]
Short-term Debt [Line Items]
Debt notes converted into shares of common stock	10,937,499
Original issue discount, percentage			25.00%
Cash received			$ 455,000
Maturity term			6 months
Maturity extension description			The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Debt discount amount			$ 54,555
Share Price	$ 0.06
Debt Conversion, Converted Instrument, Amount	$ 656,250
Thirteen Notes Payable [Member] | Series C Preferred Stock [Member]
Short-term Debt [Line Items]
Issued and outstanding common stock shares, percentage			9.24%